American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2019

High-Yield - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 89.9%
Aerospace and Defense — 2.3%
Arconic, Inc., 6.15%, 8/15/20	500,000	511,385
Arconic, Inc., 5.40%, 4/15/21	105,000	108,285
Arconic, Inc., 5.125%, 10/1/24	175,000	190,875
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	175,660
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	222,437
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	185,407
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	315,291
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,084,484
TransDigm, Inc., 6.375%, 6/15/26	520,000	552,479
		3,346,303
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	180,000	183,740
XPO Logistics, Inc., 6.75%, 8/15/24(1)(2)	100,000	108,844
		292,584
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	275,903
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	593,739
		869,642
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22(2)	139,000	141,302
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	550,584
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	168,322
		860,208
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	300,415
Banks — 1.0%
CIT Bank N.A., VRN, 2.97%, 9/27/25	1,000,000	999,375
CIT Group, Inc., 5.00%, 8/1/23	250,000	269,896
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	142,301
		1,411,572
Building Products — 0.5%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	252,000	262,605
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	395,152
Standard Industries, Inc., 4.75%, 1/15/28(1)	70,000	71,913
		729,670
Capital Markets — 1.7%
Apollo Management Holdings LP, VRN, 4.95%, 1/14/50(1)	160,000	162,165
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	406,227
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	720,000	738,094
LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	255,625
MSCI, Inc., 5.75%, 8/15/25(1)	500,000	525,620
MSCI, Inc., 4.00%, 11/15/29(1)	420,000	426,552
		2,514,283

Chemicals — 2.2%
CF Industries, Inc., 3.45%, 6/1/23	413,000	426,038
CF Industries, Inc., 4.95%, 6/1/43	500,000	522,550
Element Solutions, Inc., 5.875%, 12/1/25(1)	370,000	388,034
Huntsman International LLC, 5.125%, 11/15/22	195,000	208,317
Olin Corp., 5.125%, 9/15/27	360,000	376,136
Olin Corp., 5.625%, 8/1/29	500,000	529,025
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	694,712
		3,144,812
Commercial Services and Supplies — 2.4%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	375,171
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	527,175
Covanta Holding Corp., 5.875%, 3/1/24	606,000	625,189
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	555,000	558,069
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	379,000	398,187
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	530,042
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	427,797
		3,441,630
Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	70,254
CommScope Technologies LLC, 5.00%, 3/15/27(1)	285,000	268,620
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	241,572
		580,446
Consumer Finance — 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	314,553
Ally Financial, Inc., 8.00%, 3/15/20	700,000	706,475
Ally Financial, Inc., 5.75%, 11/20/25	450,000	504,562
Ally Financial, Inc., 8.00%, 11/1/31	210,000	291,890
Navient Corp., 5.00%, 10/26/20	60,000	60,951
Navient Corp., 5.50%, 1/25/23	705,000	754,350
Navient Corp., MTN, 6.125%, 3/25/24(2)	140,000	152,249
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	491,378
Springleaf Finance Corp., 6.125%, 3/15/24	750,000	823,117
Springleaf Finance Corp., 7.125%, 3/15/26	250,000	289,519
Springleaf Finance Corp., 5.375%, 11/15/29	240,000	250,956
		4,640,000
Containers and Packaging — 3.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	800,000	828,640
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	436,269
Ball Corp., 5.00%, 3/15/22	205,000	217,152
Ball Corp., 4.00%, 11/15/23	90,000	94,724
Ball Corp., 5.25%, 7/1/25	250,000	278,959
Berry Global, Inc., 5.50%, 5/15/22	100,000	101,374
Berry Global, Inc., 5.125%, 7/15/23	330,000	339,484
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	845,000	890,410
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	495,643
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	100,000	98,999
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)(2)	240,000	256,701
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	400,076

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	785,000	812,966
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	475,200
		5,726,597
Diversified Financial Services — 0.6%
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	500,000	564,050
Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	372,655
		936,705
Diversified Telecommunication Services — 5.5%
Altice France SA, 7.375%, 5/1/26(1)	815,000	876,524
CenturyLink, Inc., 5.625%, 4/1/20	655,000	659,873
CenturyLink, Inc., 5.80%, 3/15/22	860,000	905,623
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	204,992
Frontier Communications Corp., 10.50%, 9/15/22	235,000	115,223
Frontier Communications Corp., 7.125%, 1/15/23	555,000	271,950
Frontier Communications Corp., 6.875%, 1/15/25	450,000	219,562
Frontier Communications Corp., 11.00%, 9/15/25	55,000	26,813
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	528,167
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	177,516
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	519,168
Level 3 Financing, Inc., 5.375%, 8/15/22	290,000	291,145
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	191,861
Level 3 Financing, Inc., 5.25%, 3/15/26	450,000	468,832
Sprint Capital Corp., 6.875%, 11/15/28	280,000	302,218
Sprint Capital Corp., 8.75%, 3/15/32	530,000	644,268
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	833,887
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	322,744
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	380,000	387,257
		7,947,623
Electric Utilities — 0.2%
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	333,975
Electronic Equipment, Instruments and Components — 0.3%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	367,857
Energy Equipment and Services — 1.3%
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	358,560
Precision Drilling Corp., 5.25%, 11/15/24	375,000	345,156
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	265,581
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	920,751
		1,890,048
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25(2)	140,000	129,792
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,279
Netflix, Inc., 5.875%, 11/15/28	500,000	555,205
Netflix, Inc., 5.375%, 11/15/29(1)	750,000	800,122
		1,652,398
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equinix, Inc., 5.375%, 5/15/27	520,000	565,698
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	400,427
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	517,411
Iron Mountain, Inc., 4.875%, 9/15/29(1)	500,000	509,061
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	518,741

MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	1,000,000	1,031,875
SBA Communications Corp., 4.875%, 7/15/22	415,000	420,926
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	200,000	206,367
		4,170,506
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	595,000	624,244
Rite Aid Corp., 6.125%, 4/1/23(1)	335,000	309,038
		933,282
Food Products — 2.2%
B&G Foods, Inc., 5.25%, 4/1/25(2)	260,000	267,908
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	288,470
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	46,706
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	489,134
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	781,965
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	989,323
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	267,038
		3,130,544
Health Care Equipment and Supplies — 0.5%
Hologic, Inc., 4.375%, 10/15/25(1)	500,000	517,292
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	174,343
		691,635
Health Care Providers and Services — 6.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	101,031
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	295,317
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	550,000	577,143
Centene Corp., 4.75%, 1/15/25	700,000	728,570
Centene Corp., 4.625%, 12/15/29(1)	380,000	401,166
CHS / Community Health Systems, Inc., 5.125%, 8/1/21(2)	270,000	270,608
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	585,063
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	69,912
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	52,000	52,650
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	127,000	72,864
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)(2)	315,000	274,968
DaVita, Inc., 5.125%, 7/15/24	532,000	546,409
DaVita, Inc., 5.00%, 5/1/25(2)	722,000	744,263
Encompass Health Corp., 5.75%, 11/1/24	160,000	162,134
Envision Healthcare Corp., 8.75%, 10/15/26(1)	300,000	186,854
HCA, Inc., 5.00%, 3/15/24	190,000	207,735
HCA, Inc., 5.375%, 2/1/25	695,000	770,001
HCA, Inc., 7.69%, 6/15/25	500,000	603,957
HCA, Inc., 4.50%, 2/15/27	480,000	517,889
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(2)	230,000	154,195
Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	520,774
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	858,620
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	516,250
		9,218,373
Health Care Technology — 0.6%
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	512,802
IQVIA, Inc., 5.00%, 5/15/27(1)	300,000	318,053
		830,855

Hotels, Restaurants and Leisure — 6.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	517,292
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	450,000	451,957
Aramark Services, Inc., 5.00%, 2/1/28(1)	400,000	422,240
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	377,226
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	621,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	627,999
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	632,869
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	521,049
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	468,839
International Game Technology plc, 6.25%, 2/15/22(1)	250,000	264,195
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	658,119
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	39,000	39,868
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	264,381
MGM Resorts International, 6.00%, 3/15/23	350,000	384,855
MGM Resorts International, 4.625%, 9/1/26	280,000	297,450
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	680,000	720,564
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	220,875
Scientific Games International, Inc., 7.25%, 11/15/29(1)	500,000	544,675
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	102,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	649,613
Yum! Brands, Inc., 3.75%, 11/1/21(2)	200,000	204,580
		8,992,396
Household Durables — 3.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	330,000	334,133
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	345,948
Lennar Corp., 4.50%, 4/30/24	695,000	735,543
Meritage Homes Corp., 7.00%, 4/1/22	110,000	120,347
Meritage Homes Corp., 5.125%, 6/6/27	230,000	245,605
Newell Brands, Inc., 4.20%, 4/1/26	500,000	521,299
PulteGroup, Inc., 5.50%, 3/1/26	465,000	520,717
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	362,691
Toll Brothers Finance Corp., 4.35%, 2/15/28	200,000	209,070
Toll Brothers Finance Corp., 3.80%, 11/1/29	500,000	496,888
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	588,049
		4,480,290
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	379,449
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	340,034
		719,483
Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy, Inc., 7.25%, 5/15/26	530,000	580,005
Insurance — 0.2%
Genworth Holdings, Inc., 7.625%, 9/24/21(2)	315,000	332,530
Interactive Media and Services — 0.3%
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)(2)	520,000	509,600
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	322,505
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	510,300

Media — 12.0%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	438,422
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	543,809
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	489,975
AMC Networks, Inc., 4.75%, 8/1/25	730,000	734,260
Cablevision Systems Corp., 5.875%, 9/15/22	705,000	760,892
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	646,616
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	930,046
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	544,278
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	525,585
CSC Holdings LLC, 6.75%, 11/15/21	565,000	609,352
CSC Holdings LLC, 5.375%, 7/15/23(1)	460,000	472,459
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	212,748
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	259,960
CSC Holdings LLC, 5.50%, 4/15/27(1)	735,000	790,639
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	700,000	709,398
DISH DBS Corp., 5.125%, 5/1/20	200,000	201,488
DISH DBS Corp., 5.00%, 3/15/23	435,000	447,328
DISH DBS Corp., 5.875%, 11/15/24	630,000	645,095
Gray Television, Inc., 5.125%, 10/15/24(1)(2)	475,000	493,803
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	484,848
Lamar Media Corp., 5.00%, 5/1/23	290,000	295,797
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	663,311
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	400,000	422,260
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	499,955
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	320,382
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	362,378
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	250,000	270,772
TEGNA, Inc., 5.125%, 7/15/20	41,000	41,144
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	430,044
TEGNA, Inc., 5.00%, 9/15/29(1)	260,000	264,875
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	371,719
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	324,477
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	200,000	222,155
Videotron Ltd., 5.00%, 7/15/22	280,000	296,098
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	660,266
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	265,000	273,889
Ziggo BV, 5.50%, 1/15/27(1)	675,000	718,436
		17,378,959
Metals and Mining — 4.0%
AK Steel Corp., 7.00%, 3/15/27	400,000	404,361
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	432,378
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)	830,000	821,181
Constellium SE, 6.625%, 3/1/25(1)	835,000	868,475
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	305,000	306,976
Freeport-McMoRan, Inc., 3.55%, 3/1/22	371,000	376,298
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	687,634
Novelis Corp., 5.875%, 9/30/26(1)	780,000	831,813
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	382,922

Teck Resources Ltd., 6.25%, 7/15/41	465,000	532,814
United States Steel Corp., 6.875%, 8/15/25(2)	100,000	93,572
		5,738,424
Oil, Gas and Consumable Fuels — 9.1%
Antero Resources Corp., 5.125%, 12/1/22	255,000	228,041
Antero Resources Corp., 5.625%, 6/1/23(2)	155,000	124,775
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23(2)	235,000	239,075
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	282,846
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	95,756
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	498,164
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	522,290
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	370,781
Chesapeake Energy Corp., 11.50%, 1/1/25(1)(2)	178,000	168,655
CNX Resources Corp., 5.875%, 4/15/22	429,000	430,373
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	143,092
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	471,495
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	247,286
EnLink Midstream Partners LP, 4.85%, 7/15/26	700,000	657,876
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	136,590
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	125,829
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	74,813
Gulfport Energy Corp., 6.375%, 5/15/25	410,000	261,545
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	234,709
Laredo Petroleum, Inc., 6.25%, 3/15/23(2)	285,000	268,018
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	525,000	479,273
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	136,125
MEG Energy Corp., 6.50%, 1/15/25(1)	355,000	369,976
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,436
NuStar Logistics LP, 4.75%, 2/1/22	155,000	160,086
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	482,500
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	598,844
QEP Resources, Inc., 5.375%, 10/1/22	565,000	569,414
Range Resources Corp., 5.75%, 6/1/21	180,000	180,072
Range Resources Corp., 5.00%, 8/15/22	415,000	407,738
SM Energy Co., 5.00%, 1/15/24	365,000	348,727
Southwestern Energy Co., 6.20%, 1/23/25	555,000	510,428
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	884,295
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	476,692
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	479,435
Whiting Petroleum Corp., 5.75%, 3/15/21	760,000	720,670
WPX Energy, Inc., 8.25%, 8/1/23	235,000	270,935
WPX Energy, Inc., 5.25%, 10/15/27	500,000	528,425
		13,260,080
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	305,287
Pharmaceuticals — 2.6%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	236,000	237,868
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	724,721
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	837,668

Elanco Animal Health, Inc., 4.27%, 8/28/23	350,000	369,660
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	811,462
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	500,000	485,135
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	250,508
		3,717,022
Professional Services — 0.3%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	388,004
Road and Rail — 1.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	800,000	824,332
Hertz Corp. (The), 6.25%, 10/15/22	235,000	238,230
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	176,995
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	595,956
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	521,540
		2,357,053
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	455,000	472,141
Software — 0.7%
Infor US, Inc., 6.50%, 5/15/22	513,000	521,608
NortonLifeLock, Inc., 4.20%, 9/15/20	500,000	505,991
		1,027,599
Specialty Retail — 1.2%
L Brands, Inc., 5.625%, 2/15/22	525,000	553,497
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	183,825
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	285,600
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	190,548
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	566,728
		1,780,198
Technology Hardware, Storage and Peripherals — 1.9%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	175,000	177,954
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	353,844
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	250,000	275,220
EMC Corp., 2.65%, 6/1/20	500,000	500,715
NCR Corp., 5.00%, 7/15/22	380,000	384,512
Western Digital Corp., 4.75%, 2/15/26	340,000	355,088
Xerox Corp., 4.50%, 5/15/21	700,000	720,160
		2,767,493
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)(2)	475,000	501,916
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	372,621
Wireless Telecommunication Services — 2.7%
Sprint Corp., 7.25%, 9/15/21	785,000	831,566
Sprint Corp., 7.875%, 9/15/23	380,000	420,058
Sprint Corp., 7.125%, 6/15/24	550,000	594,459
Sprint Corp., 7.625%, 2/15/25	280,000	307,958
T-Mobile USA, Inc., 6.00%, 3/1/23	350,000	357,030
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	367,572
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	477,957

T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	524,830
		3,881,430
TOTAL CORPORATE BONDS (Cost $126,622,427)		130,357,299
BANK LOAN OBLIGATIONS(4) — 0.7%
Diversified Telecommunication Services — 0.2%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.05%, (1-month LIBOR plus 2.25%), 1/19/24	300,000	301,365
Health Care Providers and Services — 0.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.30%, (1-month LIBOR plus 2.50%), 2/16/23	487,719	489,592
Pharmaceuticals — 0.2%
Bausch Health Companies Inc., 2018 Term Loan B, 4.74%, (1-month LIBOR plus 3.00%), 6/2/25	231,377	232,992
TOTAL BANK LOAN OBLIGATIONS (Cost $1,019,436)		1,023,949
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	204,145	217,275
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	201,069	209,452
TOTAL ASSET-BACKED SECURITIES (Cost $407,147)		426,727
PREFERRED STOCKS — 0.2%
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), 4.95% (Cost $290,000)	290,000	300,984
TEMPORARY CASH INVESTMENTS — 7.8%
Credit Agricole Corporate and Investment Bank, 1.56%, 1/2/20(1)(5)	2,495,000	2,494,788
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $7,286,213), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $7,133,087)		7,132,552
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $1,622,399), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $1,587,057)		1,587,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,214,446)		11,214,340
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,676,355)	4,676,355	4,676,355
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $144,229,811)		147,999,654
OTHER ASSETS AND LIABILITIES — (2.1)%		(2,981,128)
TOTAL NET ASSETS — 100.0%		$145,018,526

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$980,000	$63,424	$35,041	$98,465

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,526,261, which represented 41.7% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,526,210. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	The security's rate was paid in cash at the last payment date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $4,676,355.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	130,357,299	—
Bank Loan Obligations	—	1,023,949	—
Asset-Backed Securities	—	426,727	—
Preferred Stocks	—	300,984	—
Temporary Cash Investments	—	11,214,340	—
Temporary Cash Investments - Securities Lending Collateral	4,676,355	—	—
	4,676,355	143,323,299	—
Other Financial Instruments
Swap Agreements	—	98,465	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.